UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005
                                   ------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CORPORATE LOAN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      11.1%
--------------------------------------------------------------------------------
Auto Components                                                             8.1
--------------------------------------------------------------------------------
Oil & Gas                                                                   7.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            7.0
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               6.4
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      6.1
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.5
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    5.0
--------------------------------------------------------------------------------
Electric Utilities                                                          4.9
--------------------------------------------------------------------------------
Chemicals                                                                   4.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on net assets.

TOP FIVE HOLDINGS BY ISSUERS
--------------------------------------------------------------------------------
Sungard Data Systems, Inc.                                                  2.0%
--------------------------------------------------------------------------------
United Pan-Europe Communications NV                                         1.6
--------------------------------------------------------------------------------
Charter Communications Holdings LLC                                         1.6
--------------------------------------------------------------------------------
Adelphia Communications Corp.                                               1.6
--------------------------------------------------------------------------------
BI-LO Holdings LLC                                                          1.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of investments. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

    BBB                1.4%

    BB                18.1

    B                 50.3

    CCC                2.6

    D                  0.1

    Not Rated         27.5

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. The Fund's performance during the fiscal year ended July 31, 2005 was driven primarily by higher short-term interest rates as the Federal Reserve Board increased the overnight federal funds rate in eight separate moves from 1.25% to 3.25%. In addition, the market prices of floating-rate loans were supported by robust demand from individual and institutional investors seeking alternatives to fixed-rate bonds in the rising interest-rate environment. Offsetting these positive developments was a narrowing of spreads for newly syndicated loans and market price weakness in the transportation sector of the loan market.

      In this environment, we continued to employ fundamental research of individual issuers and their loans to identify candidates for investment. We found a slightly higher percentage of opportunities in the more economically-sensitive areas of the market, including the aerospace and defense, energy, industrial manufacturing, lodging and gaming, services, and wire-line telecommunications industries. Conversely, we found fewer loans meeting our criteria from companies in the cable and broadcasting; food, beverage and tobacco; forest products and containers; information technology; and retail areas.

      The Fund received particularly strong contributions to its performance over the reporting period from the information technology, aerospace and defense, and services sectors. On the other hand, disappointing returns from a handful of individual loans in the transportation, wire-line telecommunications and food, and beverage and tobacco industries detracted from the Fund's performance.

      As of the end of the reporting period, we believe that further interest-rate hikes, ongoing economic growth and strong credit fundamentals should support a favorable market environment. However, we are aware that strong investor demand may have increased some risks, which we seek to manage through the application of the Fund's longstanding investment process.


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.THE FUND'S INVESTMENT ADVISOR HAS VOLUNTARILY UNDERTAKEN TO WAIVE THE FIRST 0.20% OF ITS MANAGEMENT FEE. THIS WAIVER CAN BE MODIFIED OR TERMINATED AT ANY TIME BY THE ADVISOR. THIS WAIVER INCREASES THE FUND'S INCOME AND YIELD. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

Oppenheimer Senior Floating Rate Fund is a continuously offered closed-end fund whose shares are not listed on any stock exchange or national quotation service. The Fund's shares are not redeemable for cash daily but the Fund seeks to provide a degree of liquidity to shareholder by making quarterly offers to repurchase a portion of the Fund's shares. However, there can be no assurance that the Fund will be able to repurchase all shares tendered in a particular repurchase offer. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year). Because Class B convert to Class A shares 72 months after purchase, the life of class return for Class B uses Class A performance for the period after conversion. Class B are subject to an annual 0.50% asset based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, early withdrawal charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or early withdrawal charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (2/1/05)         (7/31/05)       JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,021.30       $4.52
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.33        4.52
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,018.40        7.43
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.46        7.43
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,018.70        7.13
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.75        7.13

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.90%
------------------------
Class B        1.48
------------------------
Class C        1.42

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--106.8%
------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--32.9%
------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--8.1%
Affinia Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.40%, 11/30/11 1,2                                                                    $    13,641,213      $       13,713,688
------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.813%-9.616%, 8/31/11 2                                                                     3,942,481               3,241,282
------------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition Revolving
Credit Loan, Tranche B, 5.24%, 9/30/05 1,2                                                  14,601,461              13,320,183
------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 6.32%, 4/30/10 2                                                                 25,000,000              25,230,475
------------------------------------------------------------------------------------------------------------------------------
Grand Vehicle Works Holdings Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.42%-8.49%, 7/23/10 1,2                                               9,900,000               9,801,000
------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.46%-7.12%, 6/3/09 2                                                            23,396,716              23,654,080
------------------------------------------------------------------------------------------------------------------------------
Intermet Corp., Sr. Sec. Credit Facilities Revolving Credit Loan, 1/8/09 1,2,3               5,534,904               5,507,229
------------------------------------------------------------------------------------------------------------------------------
Intermet Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3/31/09 1,2,3               7,660,733               7,622,429
------------------------------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.32%-8.137%, 6/25/10 1,2                                                        11,550,471              11,608,223
Tranche C, 9.07%-9.18%, 6/25/11 1,2                                                          2,773,360               2,745,626
------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6/23/11 2,3                                                                       4,729,857               4,772,723
Tranche B, 6.37%-6.66%, 6/23/11 2                                                           15,752,546              15,895,312
------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan, Tranche D,
8.016%, 12/31/09 1,2                                                                         3,272,183               3,226,372
------------------------------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.24%, 2/12/10 2                                                                 13,586,715              12,934,553
------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.54%, 12/12/10 1,2                                                               8,088,286               8,202,873
------------------------------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C,
6.912%, 6/7/11 2                                                                            16,102,509              15,780,459
------------------------------------------------------------------------------------------------------------------------------
Tire Rack, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.73%-5.90%, 6/27/12 1,2                                                                    11,000,000              11,192,500
------------------------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 6.625%, 2/2/07 1,2                                                    26,000,000              26,354,796
------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Revolving Credit Loan, 12/31/07 1,2,3               5,000,000               4,925,000
------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 12/31/09 1,2           1,862,059               1,878,352
                                                                                                            ------------------
                                                                                                                   221,607,155

------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.4%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.504%, 8/31/10 1,2                                                              15,967,308              16,017,206
Tranche B, 7.531%, 8/31/10 1,2                                                                  38,392                  38,512


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.16%-6.894%, 8/27/09 1,2                                                   $     1,600,371      $        1,613,875
------------------------------------------------------------------------------------------------------------------------------
Arby's LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7/25/12 1,2,3                  17,000,000              17,231,982
------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.99%-7.16%,
6/28/09 1,2                                                                                 12,783,497              12,879,374
------------------------------------------------------------------------------------------------------------------------------
CNL Hotels & Resorts, Inc., Sr. Sec. Credit Facilities Term Loan, 5.85%,
11/30/06 2                                                                                   4,914,171               4,926,456
------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.48%-7.121%,
9/30/09 2                                                                                   10,945,049              11,239,196
------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8/31/10 1,2,3                   2,000,000               2,063,750
------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.205%-8.996%, 8/31/10 1,2                                                                   3,000,000               3,095,628
------------------------------------------------------------------------------------------------------------------------------
Harmon Koval Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.80%, 6/30/07 1,2                                                                           9,000,000               9,067,500
------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.74%, 4/8/11  1,2                                                                7,000,000               7,057,967
Tranche B, 5.74%, 4/8/12  1,2                                                               13,000,000              13,156,000
------------------------------------------------------------------------------------------------------------------------------
MotorCity Casino, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.48%, 7/21/12 1,2                                                                          12,000,000              12,168,756
------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5/3/12 1,2,3                                                                     19,500,000              19,830,584
------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1%, 8/27/10 1,2                                                                1,993,456               2,002,177
------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
6.49%, 8/27/10 1,2                                                                             550,000                 558,250
------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.99%, 3/3/12 1,2                                             9,817,913               9,946,774
------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 9.23%, 3/3/12 1,2                                                       10,900,000              10,983,450
------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 5.93%-6.14%, 4/22/12 1,2                                                         4,000,000               4,057,500
Tranche B2, 1%, 5/20/12 1,2                                                                  4,000,000               4,057,500
------------------------------------------------------------------------------------------------------------------------------
Wyndam International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.625%, 3/31/11 1,2                                                              10,594,138              10,668,297
------------------------------------------------------------------------------------------------------------------------------
Wyndam International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 11.375%, 9/30/11 1,2                                                              2,992,500               3,151,477
                                                                                                            ------------------
                                                                                                                   175,812,211

------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.88%, 9/30/11 2                                                                 10,000,000              10,143,750
------------------------------------------------------------------------------------------------------------------------------
Rexair, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.74%, 8/2/10 1,2               3,500,000               3,517,500


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.25%, 12/7/10 1,2                                                                     $    18,415,000      $       18,484,056
------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Sec. Credit Facilities Term Loan,
6.56%, 8/20/11 1,2                                                                           2,000,000               2,031,250
------------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.35%-7.55%, 6/11/09 1,2                                                                     3,368,034               3,356,810
                                                                                                            ------------------
                                                                                                                    37,533,366

------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan, 6.78%, 6/18/12 2               20,000,000              20,331,260
------------------------------------------------------------------------------------------------------------------------------
Latham International Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.95%, 12/29/10 1,2                                                                         10,449,994              10,502,244
                                                                                                            ------------------
                                                                                                                    30,833,504

------------------------------------------------------------------------------------------------------------------------------
MEDIA--11.1%
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.99%, 3/4/10 2                                                                             14,962,500              14,999,906
------------------------------------------------------------------------------------------------------------------------------
American Reprographics Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.235%, 12/18/09 1,2                                                                        7,776,350               8,106,845
------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.11%, 9/1/11 1,2                                                                           10,546,061              10,717,434
------------------------------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.82%, 8/31/11 1,2                                                                9,925,000              10,042,859
------------------------------------------------------------------------------------------------------------------------------
Canon Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.877%, 5/31/11 1,2                                                              10,500,000              10,500,000
------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.40%-8.384%, 2/23/09 1,2                                                         2,474,938               2,484,219
------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche C, 9.49%-9.774%, 2/23/10 1,2                                             20,255,037              20,280,356
------------------------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
6.164%, 12/31/07 1,2                                                                        19,435,000              19,334,793
------------------------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
6.164%, 12/31/07 1,2                                                                        19,703,475              19,601,884
------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche A, 6.68%, 4/27/10 2                                                      50,744,653              50,384,467
------------------------------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.51%, 12/31/08 1,2                                                               6,616,667               6,616,667
------------------------------------------------------------------------------------------------------------------------------
Endurance Business Media, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.13%, 3/7/12 1,2                                                                 7,000,000               7,109,375
------------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.65%, 10/31/05 1,2                                                             2,363,636               2,369,545
------------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 7.65%, 9/30/05 1,2                                                                2,038,636               2,043,415
Tranche B, 7.775%, 3/31/06 1,2                                                               6,477,144               6,496,375


                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.99%, 7/22/11 1,2                                                                     $     9,900,000      $        9,986,625
------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
5.46%-5.80%, 7/22/11 2                                                                      10,303,849              10,388,372
------------------------------------------------------------------------------------------------------------------------------
NEP Supershooters LP, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B Add-On, 6.99%, 2/10/12 1,2                                                         5,870,500               5,982,409
------------------------------------------------------------------------------------------------------------------------------
North American Membership Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.859%, 4/12/11 1,2                                                         7,481,250               7,518,656
------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.24%, 11/10/10 1,2                                                                          5,275,765               5,338,415
------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.49%, 5/3/12 1,2                                                           8,475,000               8,602,125
------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.03%, 5/3/13 1,2                                                                      4,000,000               4,057,500
------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities Term Loan:
Tranche F2, 7.19%, 2/1/12 1,2                                                               18,000,000              18,155,898
Tranche H2, 6.254%, 9/30/12 2                                                               32,000,000              32,266,656
------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
5.50%-5.75%, 4/11/12 1,2                                                                    10,000,000              10,104,171
                                                                                                            ------------------
                                                                                                                   303,488,967

------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.93%, 11/18/11 1,2                                                                          6,965,000               7,034,650
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Eddie Bauer, Inc., Sr. Sec. Credit Facilities Term Loan, 6.31%, 6/24/11 1,2                  8,000,000               8,145,000
------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.22%-6.40%, 3/1/12 1,2                                                           7,980,001               8,042,347
------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.49%, 11/24/08 2                                                                 9,508,609               9,643,707
------------------------------------------------------------------------------------------------------------------------------
Getty Petroleum Marketing, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.49%, 5/19/10 2                                                                  6,978,591               7,065,823
------------------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.77%-5.914%, 7/15/10 2                                                                     14,892,497              15,086,100
------------------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.49%, 4/27/11 1,2                                                                          15,000,000              15,154,695
------------------------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.25%, 1/8/11 1,2                                                                            5,000,000               5,018,750
------------------------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6%, 2/24/10 1,2                                                                             11,926,360              12,000,899
------------------------------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.983%-7.016%, 7/15/09 1,2                                                                   9,407,535               9,478,091
                                                                                                            ------------------
                                                                                                                    89,635,412


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan, 10.105%-10.215%,
8/1/06 1,2                                                                             $     7,771,006      $        8,106,131
------------------------------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 5.52%-7.50%, 6/7/10 1,2             10,000,000              10,075,000
------------------------------------------------------------------------------------------------------------------------------
William Carter Co. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.24%-5.65%, 6/29/12 1,2                                                                    15,000,000              15,229,695
                                                                                                            ------------------
                                                                                                                    33,410,826

------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.65%-6.78%, 5/20/10 1,2                                                                     3,945,050               3,994,363
------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.56%, 7/29/11 1,2                                                                          41,000,000              41,205,000
------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.84%, 6/28/12 1,2                                                               13,000,000              13,219,375
------------------------------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 6.21%, 5/6/11 1,2                         7,000,000               7,122,500
                                                                                                            ------------------
                                                                                                                    61,546,875

------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.74%, 3/31/09 1,2                                                                4,972,249               5,007,990
------------------------------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12/1/09 1,4,5                                                                                9,648,034                 964,803
------------------------------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan, 12/1/09 1,4,5               3,663,795               2,344,828
------------------------------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.67%-7.09%, 7/13/11 1,2                                                                     5,747,368               5,839,567
------------------------------------------------------------------------------------------------------------------------------
Merisant Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.93%, 7/13/10 1,2            6,944,175               6,787,931
------------------------------------------------------------------------------------------------------------------------------
Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.24%, 12/10/10 1,2                                                                          6,965,000               6,956,294
                                                                                                            ------------------
                                                                                                                    27,901,413

------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
6.13%-6.56%, 4/30/12 1,2                                                                     6,474,855               6,539,604
------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 5.30%-5.49%, 1/24/12 1,2                12,235,883              12,352,784
------------------------------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 6.49%, 2/1/10 1,2                    10,367,521              10,497,116


                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Rayovac Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.27%-5.56%, 2/6/12 1,2                                                                $     5,985,000      $        6,069,789
                                                                                                            ------------------
                                                                                                                    35,459,293

------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.2%
AAI.FosterGrant, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.48%-8.56%, 10/1/10 1,2                                                                    14,395,794              14,467,774
------------------------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.88%-6.07%, 2/1/12 1,2                                                                      6,982,500               7,069,781
------------------------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.38%, 8/1/12 1,2                                                                            7,000,000               7,052,500
------------------------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.01%-7.644%, 12/3/10 1,2                                                                   12,716,000              12,525,260
------------------------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.60%-6.70%, 2/18/12 2                                                                      13,819,355              13,992,097
------------------------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.90%,
2/18/13 1,2                                                                                  2,000,000               2,045,000
------------------------------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities Term Loan, 6.91%,
11/24/10 1,2                                                                                 8,887,500               8,920,828
------------------------------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.71%, 6/18/10 1,2                                                                           4,812,500               4,848,594
------------------------------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.48%-6.77%, 3/23/10 1,2                                                                    12,119,869              12,309,241
------------------------------------------------------------------------------------------------------------------------------
Riddell Bell Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.99%-6.16%, 9/30/11 1,2                                                          4,962,500               5,035,905
                                                                                                            ------------------
                                                                                                                    88,266,980

------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Alliance One International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.73%, 5/13/10 1,2                                                                9,977,500              10,170,814
------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.7%
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.87%-7.397%, 4/30/11 1,2                                                                   15,380,673              15,556,905
------------------------------------------------------------------------------------------------------------------------------
LSP-Kendall Energy LLC, Sr. Sec. Credit Facilities Term Loan, 4.68%, 12/1/06 1,2             7,823,032               7,588,341
------------------------------------------------------------------------------------------------------------------------------
Northern Star General, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.49%, 12/17/11 1,2                                                                         13,930,000              14,138,950
                                                                                                            ------------------
                                                                                                                    37,284,196

------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.3%
Alon USA Energy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
10%, 10/3/10 2                                                                               9,000,000               9,270,000


                   19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/14/10 2,3                                                                 $     3,000,000      $        3,090,000
Tranche B, 8.76%-9.07%, 4/14/10 2                                                           22,942,501              23,630,774
------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 10/3/09 2         17,556,836              17,820,189
------------------------------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.84%-9.976%, 9/30/11 1,2                                                                   10,945,000              11,150,218
------------------------------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
ranche C, 6.516%, 7/1/12 1,2                                                                16,260,000              16,625,850
------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc., Sr. Sec. Credit Facilities Term Loan, 7.34%, 5/28/10 1,2                      10,904,962              10,994,699
------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., Sr. Sec. Credit Facilities Term Loan, 6.24%, 11/23/09 2                      15,931,484              16,144,313
------------------------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan, 6.909%-6.93%, 12/17/11 2          22,291,765              22,849,059
------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.82%, 6/29/10 1,2                                                                          12,500,000              12,710,938
------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.79%, 5/1/11 2                                                                             19,500,000              19,860,087
------------------------------------------------------------------------------------------------------------------------------
Power Well Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.61%, 7/30/09 2                                                                 16,000,000              16,030,000
------------------------------------------------------------------------------------------------------------------------------
Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan, 8.02%-8.17%,
7/22/10 1,2                                                                                 18,596,270              18,619,514
                                                                                                            ------------------
                                                                                                                   198,795,641

------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.0%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Refco Group Ltd. LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.48%, 8/5/11 1,2                                                                           15,301,053              15,400,509
------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
American Wholesale Insurance Group, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.856%, 3/23/11 1,2                                                   10,473,750              10,473,750
------------------------------------------------------------------------------------------------------------------------------
American Wholesale Insurance Group, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.856%, 9/23/11 1,2                                                              3,000,000               3,000,000
------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.99%, 6/22/10 2            13,424,609              13,556,063
------------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.04%-6.26%,
11/30/10 2                                                                                   5,762,307               5,798,322
                                                                                                            ------------------
                                                                                                                    32,828,135

------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Kyle Acquisition Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche A, 8.137%, 7/19/08 1,2                                                               3,635,015               3,689,540
------------------------------------------------------------------------------------------------------------------------------
LNR Property Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.21%, 2/3/08 1,2                                                                            2,000,000               2,020,892
                                                                                                            ------------------
                                                                                                                     5,710,432


                   20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.4%
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Aircast, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.36%, 6/7/11 1,2       $     1,000,000      $        1,020,000
------------------------------------------------------------------------------------------------------------------------------
Aircast, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.11%, 10/28/10 1,2          3,052,045               3,082,566
                                                                                                            ------------------
                                                                                                                     4,102,566

------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.0%
3M Health Care Ltd., Sr. Sec. Credit Facilities Term Loan, 10.32%, 12/3/09 1,2               3,980,000               4,099,400
------------------------------------------------------------------------------------------------------------------------------
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 5.50%-5.91%, 2/10/12 2                                     12,962,500              13,177,198
------------------------------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.07%-7.24%, 8/27/09 1,2                                                          4,905,471               4,905,471
Tranche C, 10.24%-10.43%, 2/27/10 1,2                                                        1,975,000               1,970,063
------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.80%-6.02%, 6/30/09 1,2                                                          7,664,343               7,774,518
------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5/16/12 1,2,3                13,000,000              13,218,478
------------------------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.33%, 11/15/09 1,2                                                                          5,380,367               5,434,170
------------------------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 11.33%, 11/15/09 1,2                                                2,080,196               2,100,998
------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
8.75%, 3/31/10 1,2                                                                             362,620                 367,550
------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 5.98%, 6/14/07 1,2                 10,072,052              10,208,971
------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, 10.375%, 1/16/11 1            10,500,000              10,998,750
------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Credit Facilities Term Loan, 8.39%, 6/10/10 1,2               16,000,000              16,220,000
------------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.24%, 10/17/08 1,2                                                               5,309,318               5,332,546
------------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, 6.24%, 3/4/09 1,2                     2,083,333               2,097,656
------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
5.84%, 2/18/12 1,2                                                                           2,604,709               2,643,780
------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.838%-6.038%, 2/18/12 1,2                                                                   9,525,793               9,668,680
------------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.64%-6.82%, 11/12/10 1,2                                                         3,875,316               3,940,712
------------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 10.768%, 5/12/11 1,2                                                              1,500,000               1,520,625
------------------------------------------------------------------------------------------------------------------------------
SHPS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7%, 11/1/11 1,2                10,726,125              10,860,202
------------------------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.60%-6.766%, 12/10/10 1,2                                                                   9,452,500               9,541,118
------------------------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.51%, 10/29/10 1,2                                                               5,935,329               5,965,006
------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition
Term Loan, 6.29%-6.74%, 9/23/11 1,2                                                          9,950,000              10,124,126


                   21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.74%, 9/23/11 1,2                                                          $     6,947,500      $        7,069,081
------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.96%-6.18%, 1/4/12 1,2                                                          20,700,561              20,946,380
Tranche C, 6.18%, 1/4/12 1,2                                                                 6,224,272               6,298,186
Tranche D, 6.18%, 1/4/12 1,2                                                                 3,935,520               3,982,254
                                                                                                            ------------------
                                                                                                                   190,465,919

------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
Alpharma Operating Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.21%, 10/5/07 1,2                                                                1,321,931               1,320,279
Tranche B, 6.659%-6.71%, 10/5/08 1,2                                                         5,273,231               5,286,414
------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.40%, 6/16/10 1,2                                                                2,000,000               2,027,500
                                                                                                            ------------------
                                                                                                                     8,634,193

------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--20.0%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.91%-9.616%, 8/10/11 1,2                                                        10,450,000              10,900,656
------------------------------------------------------------------------------------------------------------------------------
American Airlines, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
8.25%-8.56%, 6/17/09 1,2                                                                     8,550,000               8,468,776
------------------------------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 6.68%, 1/5/11 1,2                        9,600,000               9,666,000
------------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.25%-5.50%, 7/23/10 1,2                                                          4,088,888               4,157,888
------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 15%, 6/30/08 1                                                                         8,492,167               8,534,627
------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 8.766%, 3/31/06 1,2                                                               1,500,000               1,507,500
Tranche B, 9.016%, 3/31/07 1,2                                                               2,525,477               2,538,104
Tranche D, 9.516%, 12/31/07 1,2                                                              1,816,247               1,825,328
------------------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.063%, 2/1/11 1,2                                                               14,962,500              15,152,643
------------------------------------------------------------------------------------------------------------------------------
Federal Information Technology Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, 4/1/11 1,2,3                                                                        992,500               1,003,356
------------------------------------------------------------------------------------------------------------------------------
Federal Information Technology Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.18%-6.63%, 4/1/11 1,2                                                           3,990,000               4,033,642
------------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit
Term Loan, 6.49%, 12/6/09 1,2                                                                7,501,880               7,548,766
------------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 6.32%, 12/6/09 1,2                      2,450,614               2,475,120
------------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.313%, 3/31/11 2                                                          20,000,000              20,325,000
------------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.313%, 3/30/12 1,2                                                                   10,000,000              10,158,330


                   22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Mid-Western Aircraft Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.584%, 12/31/11 1,2                                                        $     5,000,000      $        5,090,625
------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 8.33%, 11/23/09 1,2                                                               7,500,000               7,223,438
Tranche C, 9.47%, 11/23/10 1,2                                                               2,000,000               1,945,000
------------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.72%-5.73%, 8/1/12 1,2                                                           4,153,846               4,210,962
------------------------------------------------------------------------------------------------------------------------------
United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 7.96%, 12/30/05 1,2                                                             17,600,000              17,809,000
------------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.96%, 1/28/11 1,2                                                                           4,488,750               4,563,097
------------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.71%, 7/6/11 1,2                                                                            2,000,000               2,038,750
                                                                                                            ------------------
                                                                                                                   151,176,608

------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--3.1%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan,
6.24%, 4/13/12 1,2                                                                          14,975,000              15,106,031
------------------------------------------------------------------------------------------------------------------------------
CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.70%-8.63%, 4/19/10 1,2                                                          4,869,737               4,930,608
------------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.74%, 10/20/11 1,2                                                                          7,980,000               8,034,863
------------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.58%, 4/20/12 1,2                                                                           7,000,000               6,973,750
------------------------------------------------------------------------------------------------------------------------------
Formica Corp. (Canada), Sr. Sec. Credit Facilities Term Loan,
8.33%-8.433%, 6/15/10 1,2                                                                    1,786,128               1,795,059
------------------------------------------------------------------------------------------------------------------------------
Formica Corp. (Spain), Sr. Sec. Credit Facilities Term Loan,
8.33%-8.433%, 6/15/10 1,2                                                                    4,328,295               4,349,937
------------------------------------------------------------------------------------------------------------------------------
Formica Corp. (UK), Sr. Sec. Credit Facilities Term Loan, 8.33%-8.433%,
6/15/10 1,2                                                                                  2,213,510               2,224,577
------------------------------------------------------------------------------------------------------------------------------
Formica Corp., Sr. Sec. Credit Facilities Term Loan, 8.433%-9.616%, 6/15/10 1,2              6,301,565               6,333,073
------------------------------------------------------------------------------------------------------------------------------
Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.71%-7.644%, 11/24/10 1,2                                                                   6,000,000               6,030,000
------------------------------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.979%-6.254%, 6/4/11 1,2                                                                    9,008,999               9,031,522
------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
5.91%-7.397%, 8/27/11 1,2                                                                    6,947,500               7,016,975
------------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.49%-6.68%, 1/14/10 1,2                                                                     3,172,227               3,219,810
------------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.93%, 6/14/10 1,2                                                                           5,000,000               5,025,000
------------------------------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
6.75%-6.938%, 9/30/11 1,2                                                                    3,850,000               3,907,750
                                                                                                            ------------------
                                                                                                                    83,978,955


                   23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.7%
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.24%, 6/30/10 1,2                                                                     $     5,735,714      $        5,836,089
------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.99%, 1/7/12 1,2                                                                 5,971,678               6,016,466
------------------------------------------------------------------------------------------------------------------------------
National Waterworks, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.99%, 11/22/09 1,2                                                               5,440,999               5,515,812
------------------------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.969%, 8/13/10 1,2                                                                    8,902,556               9,130,684
------------------------------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche A, 9.75%, 8/16/09 1,2                                                         19,258,211              19,065,629
------------------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.921%, 5/19/12 1,2                                                              12,000,000              12,090,000
------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.29%-6.46%, 3/21/10 1,2                                                                     6,580,000               6,670,475
------------------------------------------------------------------------------------------------------------------------------
Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.28%, 2/23/11 1,2                                                                6,502,663               6,531,113
Tranche B1, 6.28%, 2/20/11 1,2                                                                 354,918                 356,471
------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Prefunded Letter
of Credit Term Loan, 10.34%, 4/6/11 1,2                                                      4,000,000               4,070,000
------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
10.25%-10.49%, 4/6/11 1,2                                                                    5,985,000               6,089,738
------------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.683%, 3/31/12 1,2                                                              12,000,000              12,097,500
------------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 3/31/12 1,2                                                             2,000,001               2,007,500
------------------------------------------------------------------------------------------------------------------------------
Transaction Network Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.41%, 5/4/12 1,2                                                                 6,975,000               7,009,875
------------------------------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A, 7%, 6/16/10 1,2                                                                   5,880,000               5,931,450
------------------------------------------------------------------------------------------------------------------------------
TRM Corp., Sr. Sec. Credit Facilities Term Loan, 7.40%-7.561%, 11/24/10 1,2                  8,625,000               8,711,250
------------------------------------------------------------------------------------------------------------------------------
U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.93%, 1/10/09 2                                                                 10,842,175              11,004,807
                                                                                                            ------------------
                                                                                                                   128,134,859

------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.81%-6.15%, 8/19/10 1,2                                                                     9,575,399               9,703,068
------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.84%-7%, 8/9/10 2                                                                           9,660,952               9,805,866
------------------------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.58%-6.68%, 4/26/12 2                                                           15,000,000              15,000,000
------------------------------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.688%-6.75%, 3/31/11 1,2                                                        16,407,295              16,617,522


                   24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Invensys plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.881%, 9/5/09 1,2                                                                     $     7,935,969      $        8,055,009
------------------------------------------------------------------------------------------------------------------------------
Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.75%, 8/28/06 1,2                                                                             556,297                 492,323
------------------------------------------------------------------------------------------------------------------------------
Magnequench, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
10.88%, 9/30/09 1,2                                                                         12,485,574              12,485,574
------------------------------------------------------------------------------------------------------------------------------
Mueller Group (The), Sr. Sec. Credit Facilities Term Loan, Tranche E,
6.07%-6.24%, 4/22/11 2                                                                      12,966,341              13,079,796
------------------------------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 5.74%, 11/12/11 1,2             11,419,687              11,500,572
------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities Term Loan,
7%-8.75%, 12/29/10 1,2                                                                      14,900,001              15,049,000
------------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 5.58%-6.35%, 12/17/10 1,2                                                       11,086,294              11,220,251
Tranche B2, 5.58%-6.35%, 12/17/10 1,2                                                        1,662,944               1,683,038
------------------------------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.44%-8.384%, 11/5/09 1,2                                               13,674,684              13,640,496
                                                                                                            ------------------
                                                                                                                   138,332,515

------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.15%-6.43%, 7/31/11 1,2                                                                    12,486,948              12,622,218
------------------------------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.99%, 1/31/12 1,2               995,000               1,012,413
                                                                                                            ------------------
                                                                                                                    13,634,631

------------------------------------------------------------------------------------------------------------------------------
MARINE--0.6%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.60%-7.40%, 12/22/10 1,2                                                        15,898,839              15,859,093
------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Performance Transportation Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.74%, 12/6/11 1,2                                            9,553,529               9,314,691
------------------------------------------------------------------------------------------------------------------------------
Performance Transportation Services, Inc., Sr. Sec. Credit Facilities
Letter of Credit-Linked Certificate of Deposit, 7.74%, 12/6/09 1,2                           6,649,788               6,483,544
                                                                                                            ------------------
                                                                                                                    15,798,235

------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.7%
------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
Deltek Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.99%, 4/22/11 1,2                                                                           7,076,923               7,130,000
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 7.79%, 10/27/10 1,2                                                              10,000,000              10,300,000


                   25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.64%, 9/30/09 1,2                                                                     $     9,945,013      $       10,019,600
                                                                                                            ------------------
                                                                                                                    20,319,600

------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
DoubleClick, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.13%, 6/14/13 1,2                                                                         10,000,000              10,400,000
------------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.38%, 6/14/12 1,2                                                                          21,000,000              21,315,000
------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.63%-10.82%, 3/23/12 1,2                                                          750,000                 752,812
------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.63%-6.82%, 3/31/11 1,2                                                          2,700,000               2,715,188
------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.63%-6.82%, 4/16/11 1,2                                                          3,300,000               3,318,562
------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.63%-10.82%, 4/16/12 1,2                                                                   1,250,000               1,254,688
                                                                                                            ------------------
                                                                                                                    39,756,250

------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.9%
Fidelity National Financial, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.10%, 3/4/13 2                                                                   4,240,000               4,253,627
------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.28%, 1/5/13 1,2                                                                46,000,000              46,646,898
                                                                                                            ------------------
                                                                                                                    50,900,525

------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Corel Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 7.68%, 1/27/10 1,2                                                                         11,356,250              11,356,250
------------------------------------------------------------------------------------------------------------------------------
MATERIALS--8.6%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.9%
Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.88%, 2/27/12 1,2             5,000,000               5,063,500
------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
5.74%, 4/6/11 2                                                                             18,096,407              18,430,068
------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche C, 8.24%, 11/13/13 1,2                                                    6,260,000               6,398,897
------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.371%, 5/12/12 1,2                                                              3,778,582               3,809,215
Tranche B4, 6.371%, 4/21/12 1,2                                                              1,361,808               1,372,848
Tranche C1, 6.871%, 5/12/13 1,2                                                              8,807,397               8,895,788
------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.75%, 12/31/10 2                                                                17,302,459              17,356,529
------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC, Sr. Sec. Credit Facilities Term Loan, 6.40%, 3/31/10 2                        23,251,748              23,338,942


                   26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.75%, 4/27/11 1,2                                                          $     5,383,059      $        5,473,898
Tranche B2, 5.75%, 4/30/11 1,2                                                               2,335,529               2,374,941
------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.73%, 4/27/10 1,2                                                                2,800,000               2,854,832
------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 9.73%, 4/27/11 1,2                                                                3,000,000               3,069,999
------------------------------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 7.60%, 12/19/05 1,2                                                              15,000,000              15,262,500
------------------------------------------------------------------------------------------------------------------------------
Supresta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.49%, 7/20/11 1,2          5,647,143               5,717,733
------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.21%, 2/10/09 1,2            10,000,000              10,200,000
------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.96%, 2/10/10 1,2             5,000,000               5,100,000
------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
5.74%-7.397%, 7/31/10 1,2                                                                       80,000                  80,800
                                                                                                            ------------------
                                                                                                                   134,800,490

------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.823%-6.19%, 8/11/11 1,2                                                                    4,400,000               4,447,666
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Berry Plastics Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche C Add-On, 5.60%-5.766%, 7/22/10 1,2                                                  5,000,000               5,083,750
------------------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.688%, 12/15/08 1,2                                                              4,970,000               5,035,231
------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.938%-6.063%, 9/15/11 1,2                                                        8,467,500               8,609,509
Tranche C, 7.75%, 4/7/12 1,2                                                                 5,500,000               5,673,019
------------------------------------------------------------------------------------------------------------------------------
Precise Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.50%, 3/22/11 2                                                                             6,757,875               6,802,227
                                                                                                            ------------------
                                                                                                                    31,203,736

------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
International Mill Service, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.99%, 12/21/10 1,2                                                               7,960,000               8,079,400
------------------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.49%, 1/31/10 2                                                                            15,461,250              15,567,546
------------------------------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.84%-6%, 3/14/11 1,2                                                                       12,468,750              12,501,867
------------------------------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.50%, 3/14/12 1,2                                                                           2,000,000               2,010,626
                                                                                                            ------------------
                                                                                                                    38,159,439


                   27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.0%
Escanaba Timber LLC, Sr. Sec. Credit Facilities Term Loan, 6%, 4/7/08 1,2              $     3,000,000      $        3,056,250
------------------------------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.25%-6.493%, 4/7/11 2                                                                      18,000,000              18,360,000
------------------------------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
Tranche B2, 5.68%, 1/9/11 1,2                                                                3,866,667               3,898,083
------------------------------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche B1,
5.74%, 1/9/11 1,2                                                                            1,643,333               1,669,010
                                                                                                            ------------------
                                                                                                                    26,983,343

------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.1%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.1%
Alaska Communications Systems Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.49%-5.59%, 2/1/12 1,2                                                8,840,000               8,973,519
------------------------------------------------------------------------------------------------------------------------------
Conversent Communications LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.34%-7.49%, 5/1/11 2                                                            15,700,000              15,660,750
------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.438%-5.563%, 2/11/12 2                                                          9,500,001               9,636,562
------------------------------------------------------------------------------------------------------------------------------
Hughes Network Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
7.25%, 4/22/12 1,2                                                                          12,500,000              12,382,813
------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.84%, 8/29/08 1,2                                                                           1,726,566               1,735,198
------------------------------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.08%-9.18%, 5/12/10 1,2                                                                    10,000,000              10,050,000
------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
10.199%, 11/30/11 2                                                                         34,000,000              35,572,500
------------------------------------------------------------------------------------------------------------------------------
Madison River Communications, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.04%, 8/1/12 1,2                                                                 2,000,000               2,035,416
------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.99%, 8/24/11 1,2                                                                          15,020,031              15,070,724
------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
8.10%, 6/30/07 1,2                                                                          10,100,000              10,446,400
------------------------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.43%, 12/17/10 1,2                                                              10,277,066              10,354,144
------------------------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.68%, 6/17/11 1,2                                                                         12,000,000              12,270,000
------------------------------------------------------------------------------------------------------------------------------
WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.99%, 7/20/10 2                                                      12,899,986              13,077,361
------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
9.669%, 7/15/09 1,2                                                                          8,861,075               8,861,075
                                                                                                            ------------------
                                                                                                                   166,126,462


                   28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.24%, 7/11/12 1,2                                                          $    12,000,000      $       12,165,000
------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.99%, 12/1/10 1,2                                                               14,450,000              14,562,898
------------------------------------------------------------------------------------------------------------------------------
MetroPCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.25%, 5/31/12 2                                                                            15,000,000              15,506,250
------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.65%, 8/20/11 1,2                                                                           2,500,000               2,541,980
------------------------------------------------------------------------------------------------------------------------------
SBA Senior Finance, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche D,
5.48%-5.74%, 10/31/08 2                                                                      9,923,739              10,062,255
                                                                                                            ------------------
                                                                                                                    54,838,383

------------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.1%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.9%
Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7/29/11 1,2,3                                                                    23,783,100              24,124,983
------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6/16/10 1,2,3                                                                                7,000,000               7,021,252
------------------------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.34%, 8/26/09 1,2                                                               18,849,849              19,745,217
------------------------------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.115%, 9/1/11 2                                                                            21,446,250              21,339,019
------------------------------------------------------------------------------------------------------------------------------
Mirant Corp., Sr. Sec. Credit Facilities Revolving Credit Loan, 12/31/06 1,4,5              13,000,000              11,043,227
------------------------------------------------------------------------------------------------------------------------------
Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 6.24%, 8/30/07 1,2                 9,081,529               8,973,685
------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan,
6.43%-6.47%, 6/19/08 2                                                                      15,790,001              16,016,981
------------------------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC,
Sr. Sec. Credit Facilities Term Loan, 7.44%, 6/24/11 1,2                                    26,281,790              26,938,834
                                                                                                            ------------------
                                                                                                                   135,203,198

------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Regency Gas Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.24%-6.33%, 5/13/10 1,2                                                         15,910,024              16,069,125
------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.09%, 4/1/09 2                                                                  15,500,000              15,746,342
                                                                                                            ------------------

Total Corporate Loans (Cost $2,911,436,126)                                                                      2,919,873,125


                   29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL                   VALUE
                                                                                                AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--4.1%
-------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 7.518% Sr. Sec. Nts., 2/15/12 2,6                          $    13,000,000      $       13,195,000
-------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co., 7.09% Sec. Nts., Series 1, 4/1/09 2                                  3,337,000               3,420,429
-------------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.164% Sr. Unsec. Nts., 8/1/10 1,2                                           5,000,000               5,600,000
-------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 7.78% Sr. Nts., 6/1/11 1,2                                               12,000,000              12,570,000
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
4.87% Nts., 10/20/05 2                                                                      10,000,000              10,014,990
6.125% Nts., 9/15/06                                                                        10,000,000              10,068,590
-------------------------------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 9.004% Sr. Sec. Bonds, 4/1/12 2,6                         10,000,000              10,150,000
-------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 8.52% Sr. Unsec. Nts., 8/15/13 1,2                              17,000,000              17,701,250
-------------------------------------------------------------------------------------------------------------------------------
Unova, Inc., 7% Unsec. Nts., 3/15/08 1                                                      15,250,000              15,326,250
-------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 8.71% Sr. Sec. Nts., 5/1/09 2                                     14,915,000              15,120,081
                                                                                                            -------------------
Total Corporate Bonds and Notes (Cost $111,452,884)                                                                113,166,590

                                                                                                SHARES
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------------
Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1 (Cost $60,318)                          60,317                  49,158

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.4%
-------------------------------------------------------------------------------------------------------------------------------
Acterna LLC 1,5                                                                                164,221               9,483,763
-------------------------------------------------------------------------------------------------------------------------------
Eningen Realty, Inc. 1,5                                                                         1,642                      --
-------------------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc. 1,5                                                                  1,082                  49,231
                                                                                                            -------------------

Total Common Stocks (Cost $7,610,001)                                                                                9,532,994

                                                                                                 UNITS
-------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------------
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49 5                                                  32,265                      --
                                                                                                            -------------------
Total Rights, Warrants and Certificates (Cost $0)                                                                           --

                                                                                             PRINCIPAL
                                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.0%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $108,846,000, with a maturity value of $108,875,388) with DB Alex Brown LLC, 3.24%, dated 7/29/05, to be repurchased at $108,875,388 on 8/1/05, collateralized by U.S. Treasury Nts.,
3.50%, 11/15/06 with a value of $111,049,036 (Cost $108,846,000)                       $   108,846,000             108,846,000

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,139,405,329)                                                115.3%          3,151,467,867
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (15.3)           (417,728,462)
                                                                                       ----------------------------------------

NET ASSETS                                                                                       100.0%     $    2,733,739,405
                                                                                       ========================================


                   30 | OPPENHEIMER SENIOR FLOATING RATE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $2,191,507,670, which represents 80.17% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. This Senior Loan will settle after August 31, 2005, at which time the interest rate will be determined.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,345,000 or 0.85% of the Fund's net assets as of July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,139,405,329)--see accompanying statement of investments  $   3,151,467,867
----------------------------------------------------------------------------------------------------------
Cash                                                                                            3,854,233
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on unfunded loan commitments                                               20,478
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              130,955,632
Interest, dividends and principal paydowns                                                     18,241,451
Other                                                                                               6,515
                                                                                        ------------------
Total assets                                                                                3,304,546,176

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         340,845,482
Shares of beneficial interest redeemed                                                        227,368,900
Dividends                                                                                       1,333,823
Distribution and service plan fees                                                                613,564
Shareholder communications                                                                        224,270
Transfer and shareholder servicing agent fees                                                     192,938
Trustees' compensation                                                                              4,050
Other                                                                                             223,744
                                                                                        ------------------
Total liabilities                                                                             570,806,771

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $   2,733,739,405
                                                                                        ==================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $         286,435
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  2,770,542,019
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (44,205)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (49,127,860)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     12,083,016
                                                                                        ------------------
NET ASSETS                                                                              $   2,733,739,405
                                                                                        ==================


                   32 | OPPENHEIMER SENIOR FLOATING RATE FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,038,746,570 and 108,906,507 shares of beneficial interest outstanding)                         $  9.54
Maximum offering price per share (net asset value plus sales charge of 3.50% of
offering price)                                                                                   $  9.89
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $344,337,229 and
36,085,446 shares of beneficial interest outstanding)                                             $  9.54
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $1,350,655,606 and
141,442,906 shares of beneficial interest outstanding)                                            $  9.55

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                        $  139,501,211
-------------------------------------------------------------------------------
Other income                                                         1,650,456
-------------------------------------------------------------------------------
Dividends                                                              264,791
                                                                ---------------
Total investment income                                            141,416,458

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                     13,819,083
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              1,900,846
Class B                                                              2,454,032
Class C                                                              7,967,124
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                506,787
Class B                                                                384,173
Class C                                                                752,990
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                152,021
Class B                                                                115,634
Class C                                                                220,386
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                            933,904
-------------------------------------------------------------------------------
Interest expense                                                       569,479
-------------------------------------------------------------------------------
Custodian fees and expenses                                            500,058
-------------------------------------------------------------------------------
Trustees' compensation                                                  37,053
-------------------------------------------------------------------------------
Other                                                                  664,758
                                                                ---------------
Total expenses                                                      30,978,328
Less waivers and reimbursements of expenses                         (4,326,710)
                                                                ---------------
Net expenses                                                        26,651,618

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              114,764,840

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized loss on investments                                   (10,412,104)
-------------------------------------------------------------------------------
Net change in unrealized appreciation:
Investments                                                            423,052
Unfunded loan commitments                                               20,478
                                                                ---------------
Net change in unrealized appreciation                                  443,530

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  104,796,266
                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                     2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                        $   114,764,840    $    35,772,485
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                         (10,412,104)         6,317,694
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                443,530         11,715,595
                                                             -----------------------------------
Net increase in net assets resulting from operations             104,796,266         53,805,774

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                          (43,089,683)        (7,286,019)
Class B                                                          (16,346,208)        (8,982,134)
Class C                                                          (53,708,395)       (15,514,260)

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                          666,081,728        327,604,102
Class B                                                           68,117,677        113,330,151
Class C                                                          739,099,855        397,312,953

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                 1,464,951,240        860,270,567
------------------------------------------------------------------------------------------------
Beginning of period                                            1,268,788,165        408,517,598
                                                             -----------------------------------
End of period (including accumulated net investment loss
of $44,205 and $41,687, respectively)                        $ 2,733,739,405    $ 1,268,788,165
                                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS  For the Year  Ended July 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   $   104,796,266
---------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                             (4,188,301,596)
Proceeds from disposition of investment securities                             2,544,834,370
Short-term investment securities, net                                           (103,935,772)
Premium amortization                                                               3,432,498
Discount accretion                                                                (2,343,787)
Net realized loss on investments                                                  10,412,104
Net change in unrealized appreciation on investments                                (423,052)
Net change in unrealized appreciation on unfunded loan commitments                   (20,478)
Increase in interest receivable                                                  (10,950,390)
Increase in receivable for securities sold                                       (98,296,110)
Increase in other assets                                                              (3,238)
Increase in payable for securities purchased                                     162,330,315
Increase in payable for accrued expenses                                             362,249
                                                                             ----------------
Net cash used in operating activities                                         (1,578,106,621)

---------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                     711,200,000
Payments on bank borrowing                                                      (724,000,000)
Proceeds from shares sold                                                      1,869,324,973
Payment on shares redeemed                                                      (250,583,814)
Cash distributions paid                                                          (36,494,660)
                                                                             ----------------
Net cash provided by financing activities                                      1,569,446,499
---------------------------------------------------------------------------------------------
Net decrease in cash                                                              (8,660,122)
---------------------------------------------------------------------------------------------
Cash, beginning balance                                                           12,514,355
                                                                             ----------------
Cash, ending balance                                                         $     3,854,233
                                                                             ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $75,643,830.
Cash paid for interest on bank borrowings--$570,987.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                         2005          2004       2003       2002         2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.56     $    9.24    $  9.03     $  9.51    $   9.96
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .53 1         .49        .55         .54         .80
Net realized and unrealized gain (loss)                 (.02)          .30        .14        (.50)       (.46)
                                                  ------------------------------------------------------------
Total from investment operations                         .51           .79        .69         .04         .34
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.53)         (.47)      (.48)       (.52)       (.79)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.54     $    9.56    $  9.24     $  9.03    $   9.51
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.45%         8.78%      7.91%       0.44%       3.52%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,038,746     $ 376,001    $44,028     $33,905    $ 44,985
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  776,029     $ 146,224    $35,298     $41,195    $ 41,457
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.63%         5.56%      6.23%       5.84%       8.11%
Total expenses                                          1.09%         1.19%      1.39%       1.42%       1.20%
Expenses after payments and waivers and
reduction to custodian expenses                         0.89%         0.99%      1.19%       1.22%       1.00%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  114%          155%         9%         92%         47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B  YEAR ENDED JULY 31,                            2005          2004        2003        2002       2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.56     $    9.24    $   9.04    $   9.51   $   9.97
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .48 1         .46         .52         .49        .76
Net realized and unrealized gain (loss)                 (.02)          .28         .11        (.49)      (.47)
                                                  ------------------------------------------------------------
Total from investment operations                         .46           .74         .63          --        .29
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.48)         (.42)       (.43)       (.47)      (.75)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.54     $    9.56    $   9.24    $   9.04   $   9.51
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.86%         8.18%       7.21%       0.05%      2.96%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  344,337     $ 277,043    $157,057    $176,760   $220,328
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  327,996     $ 201,260    $163,238    $206,869   $177,025
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.06%         5.04%       5.70%       5.33%      7.56%
Total expenses                                          1.66%         1.76%       1.93%       1.92%      1.64%
Expenses after payments and waivers and
reduction to custodian expenses                         1.46%         1.56%       1.73%       1.72%      1.44%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  114%          155%          9%         92%        47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS C      YEAR ENDED JULY 31,                        2005          2004        2003        2002       2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.57     $    9.25    $   9.04    $   9.51   $   9.97
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .48 1         .45         .52         .50        .76
Net realized and unrealized gain (loss)                 (.02)          .29         .12        (.50)      (.47)
                                                  ------------------------------------------------------------
Total from investment operations                         .46           .74         .64          --        .29
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.48)         (.42)       (.43)       (.47)      (.75)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.55     $    9.57    $   9.25    $   9.04   $   9.51
                                                  ============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      4.92%         8.21%       7.35%       0.05%      2.96%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,350,656     $ 615,744    $207,433    $236,111   $350,126
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,065,783     $ 346,347    $210,987    $303,123   $323,725
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.11%         5.05%       5.73%       5.37%      7.60%
Total expenses                                          1.60%         1.71%       1.91%       1.92%      1.65%
Expenses after payments and waivers and
reduction to custodian expenses                         1.40%         1.51%       1.71%       1.72%      1.45%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  114%          155%          9%         92%        47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt obligations. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an early withdrawal charge (EWC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                   40 | OPPENHEIMER SENIOR FLOATING RATE FUND identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------
SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan.While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

      As of July 31, 2005, securities with an aggregate market value of $2,919,873,125, representing 106.81% of the Fund's net assets were comprised of Senior Loans, of which $2,130,728,018 representing 77.94% of net assets, were illiquid.

      In addition, the Fund enters into certain loan commitments that are subject to funding at the time of a discretionary request by the borrower. The Fund generally will


                   41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of such unfunded loan commitments. The Fund has entered into $10,484,340 of such commitments at July 31, 2005. These commitments have been excluded from the Statement of Investments. The unrealized appreciation on these commitments is recorded as an asset on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default. As of July 31, 2005, securities with an aggregate market value of $14,352,858, representing 0.53% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                   42 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                           NET UNREALIZED
                                                                             APPRECIATION
                                                                         BASED ON COST OF
                                                                           SECURITIES AND
        UNDISTRIBUTED       UNDISTRIBUTED              ACCUMULATED      OTHER INVESTMENTS
        NET INVESTMENT          LONG-TERM                     LOSS     FOR FEDERAL INCOME
        INCOME                       GAIN     CARRYFORWARD 1,2,3,4           TAX PURPOSES
        ---------------------------------------------------------------------------------
        $1,275,845                    $--              $47,779,860            $10,735,017

1. As of July 31, 2005, the Fund had $36,768,670 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2005, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2010     $  10,765,372
                              2011        26,003,298
                                       -------------
                              Total    $  36,768,670
                                       =============

2. As of July 31, 2005, the Fund had $11,011,190 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended July 31, 2005, the Fund utilized $3,066,072 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2004, the Fund utilized $1,064,614 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

      REDUCTION TO         REDUCTION TO
      ACCUMULATED       ACCUMULATED NET
      NET INVESTMENT      REALIZED LOSS
      INCOME             ON INVESTMENTS
      ---------------------------------
      $1,623,072             $1,623,072

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                  YEAR ENDED      YEAR ENDED
                               JULY 31, 2005   JULY 31, 2004
      ------------------------------------------------------
      Distributions paid from:
      Ordinary income           $113,144,286     $31,782,413

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is


                   43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $ 3,140,753,328
      Federal tax cost of other investments        10,463,862
                                              ----------------
      Total federal tax cost                  $ 3,151,217,190
                                              ================
      Gross unrealized appreciation           $    25,212,481
      Gross unrealized depreciation               (14,477,464)
                                              ----------------
      Net unrealized appreciation             $    10,735,017
                                              ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the


                   44 | OPPENHEIMER SENIOR FLOATING RATE FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

      o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

      o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

      o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.

      Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

For the year ended July 31, 2005, the Fund extended four Repurchase Offers:

                         PERCENTAGE OF           AMOUNT OF
REPURCHASE          OUTSTANDING SHARES          SHARES THE            NUMBER OF
REQUEST               THE FUND OFFERED        FUND OFFERED      SHARES TENDERED
DEADLINES                TO REPURCHASE       TO REPURCHASE        (ALL CLASSES)
-------------------------------------------------------------------------------
October 31, 2004                    20%         35,129,386            4,658,458
January 31, 2005                    20          44,231,045            8,526,718
April 30, 2005                      20          55,276,078           12,627,782
July 31, 2005                       20          57,286,972           25,109,161


                   45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 600 million shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                   SHARES            AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                          88,829,120      $ 850,199,762       36,589,676    $ 346,722,635
Dividends and/or
distributions reinvested       3,041,815         29,063,026          559,316        5,301,678
Repurchased                  (22,302,293)      (213,181,060)      (2,575,947)     (24,420,211)
                             -----------------------------------------------------------------
Net increase                  69,568,642      $ 666,081,728       34,573,045    $ 327,604,102
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                          12,098,323      $ 115,828,765       14,652,433    $ 138,541,892
Dividends and/or
distributions reinvested       1,132,369         10,829,378          597,692        5,649,211
Repurchased                   (6,120,311)       (58,540,466)      (3,264,998)     (30,860,952)
                             -----------------------------------------------------------------
Net increase                   7,110,381      $  68,117,677       11,985,127    $ 113,330,151
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                          92,843,309      $ 889,756,237       45,179,360    $ 428,020,260
Dividends and/or
distributions reinvested       3,736,525         35,751,426        1,084,497       10,272,335
Repurchased                  (19,487,048)      (186,407,808)      (4,337,385)     (40,979,642)
                             -----------------------------------------------------------------
Net increase                  77,092,786      $ 739,099,855       41,926,472    $ 397,312,953
                             =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2005, were as follows:

                                       PURCHASES            SALES
      -----------------------------------------------------------
      Investment securities       $4,188,301,596   $2,544,834,370

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                   46 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $1,528,366 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor a distribution fee (which is deemed to be an "asset-based sales charge") of up to 0.75% of average annual net assets on Class B shares and on Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B and Class C shares were $7,572,614 and $22,195,213, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and early withdrawal charges (EWC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                   47 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                          CLASS A         CLASS B        CLASS C
                         CLASS A            EARLY           EARLY          EARLY
                       FRONT-END       WITHDRAWAL      WITHDRAWAL     WITHDRAWAL
                   SALES CHARGES          CHARGES         CHARGES        CHARGES
                     RETAINED BY      RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2005         $1,285,735          $18,971        $332,290       $461,976

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to reduce its management fee by 0.20% of average annual net assets. As a result of this agreement, the Fund was reimbursed $4,326,710 for the year ended July 31, 2005. It can amend or terminate that voluntary waiver at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid.

--------------------------------------------------------------------------------
6. RESCISSION OFFER

Due to an administrative oversight, the Fund's Class A shares sold during the periods January 10, 2005 through January 30, 2005 and February 9, 2005 through March 2, 2005 and Class C shares sold during the periods September 28, 2004 through October 28, 2004, November 5, 2004 through January 31, 2005 and February 8, 2005 through March 2, 2005 were not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended.

      Therefore, the Fund is offering to repurchase the unregistered Class A and Class C shares sold during these periods ("Covered Shares") in a rescission offer. During the period September 1, 2005 through October 28, 2005 (pending receipt of certain approvals), shareholders may elect to sell any or all of their Covered Shares back to the Fund on the terms described, in detail, in materials that were distributed to owners of such shares. Registration of shares will occur automatically for those shareholders that do not respond to the rescission offer.

      The Fund's registration as an investment company under the Investment Company Act of 1940 was not affected by this administrative oversight. No loss to the Fund has occurred or will occur as a result of this oversight or the rescission offer and the Manager is assuming all of the costs associated with this oversight.


                   48 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans.

      The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively, of which commitment $80 million was allocated to the Fund. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended July 31, 2005, the average daily loan balance was $20,189,041 at an average daily interest rate of 2.637%. The Fund had no borrowings outstanding at July 31, 2005. The Fund had gross borrowings and gross loan repayments of $711,200,000 and $724,000,000 respectively, during the year ended July 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2005 was $28,300,000. The Fund paid $215,186 in fees and $570,987 in interest during the year ended July 31, 2005.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions


                   49 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   50 | OPPENHEIMER SENIOR FLOATING RATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER SENIOR FLOATING RATE
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Senior Floating Rate Fund, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Senior Floating Rate Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 15, 2005


                   51 | OPPENHEIMER SENIOR FLOATING RATE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2005 which are not designated as capital gain distributions should be multiplied by 0.23% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $264,791 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   52 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   53 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur J. Zimmer, Joseph Welsh and Margaret Hui, and the Manager's Leveraged Loan Group investment team and analysts. Messrs. Zimmer and Welsh have been portfolio managers of the Fund since its inception in September 1999. Ms. Hui has been a portfolio manager of the Fund since October 1999. Mr. Zimmer, CFA, has had 30 years of experience managing equity, fixed income, money market and municipal bond/ tax-exempt investments. Mr. Welsh has had 14 years of experience managing fixed


                   54 | OPPENHEIMER SENIOR FLOATING RATE FUND income investments. Ms. Hui has had 19 years of experience managing bank loan and other investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other leveraged closed-end loan participation funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's five-year performance was above its peer group average and noted that the Fund's one-year, three-year and five-year performance each ranked above half of the funds in its peer group, although, its one-year and three-year performance were both below the average performance for its peer group.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other leveraged closed-end loan participation funds with comparable asset levels and distribution features. The Manager has voluntarily agreed to reduce its management fee by 0.20% of average annual net assets. It can amend or terminate that voluntary waiver at any time. The Board considered that the Fund's management fees and its total expenses are both lower than its peer group average and ranked in the better half of the funds in its peer group. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board


                   55 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

considered that the Fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations and considerations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   56 | OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE       TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S.TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman (since 2003)              Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
and Trustee (since 1999)           Mortgage Company (since 1993); Chairman of the following private companies:
Age: 68                            Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
                                   Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                   1992), Director of Campus Crusade for Christ (since 1991) and the Bradley Foundation
                                   (since 2002); former Chairman of the following: Transland Financial Services, Inc.
                                   (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                   (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                   Corporation (computer equipment company) (1991-2003) and International Family
                                   Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                   1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director avd President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1999)               funds) (until February 2001); Chairman, President and Chief Executive Officer of
Age: 74                            A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards &
                                   Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)               1991-April 1999); President,Treasurer and Director of Centennial Capital Corporation
Age: 68                            (June 1989-April 1999); Chief Executive Officer and Director of MultiSource
                                   Services, Inc. (March 1996-April 1999); Mr.Bowen held several positions with the
                                   Manager and with subsidiary or affiliated companies of the Manager (September
                                   1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)               site) (since June 2000); Director of Genetic ID,Inc.(biotech company) (March
Age: 66                            2001-May 2002). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                            Director of P.R. Pharmaceuticals (October 1999-October 2003); and Director
                                   of Rocky Mountain Elk Foundation (February 1998-February 2003). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1999)               Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 64                            affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                   57 | OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2005)               (since February 2000); Director of The California Endowment (philanthropic
Age: 58                            organization) (since April 2002); Director of Community Hospital of Monterey
                                   Peninsula (since February 2002); Director of Emerging Markets Growth Fund,
                                   Inc. (mutual fund) (since October 1991); President of ARCO Investment Management
                                   Company (February 1991-April 2000); Member of the investment committees of The
                                   Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First
                                   Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                   Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);
                                   Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
                                   Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                   Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University educational organization (since August
Trustee (since 2005)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 60                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                   Commercial Assets, Inc. (REIT) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                   2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February
                                   2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                            company) (since 1996), the Springfield Library and Museum Association (museums) (since
                                   1995) and the Community Music School of Springfield (music school) (since 1996);
                                   Chairman and Trustee (since 2003) and Chairman of the Investment Committee (since
                                   1994) of the Worcester Polytech Institute (private university); President and
                                   Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                   1999); Member of the Investment Committee of the Community Foundation of Western
                                   Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                                   Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                        LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                   INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee              September 2000) of the Manager; President and Director or Trustee of other
(since 2001)                       Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 56                            Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                   2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                   President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                   Centennial Asset Management


                   58 | OPPENHEIMER SENIOR FLOATING RATE FUND

JOHN V. MURPHY,                    Corporation, Trinity Investment Management Corporation and Tremont Capital
Continued                          Management, Inc. (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 2001) and
                                   Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                   President of Massachusetts Mutual Life Insurance Company (OAC's of DLB Acquisition
                                   Corporation (holding company parent of Babson Capital Management LLC) (since June
                                   1995); Member of the Investment Company Institute's of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                   Officer and Director of MML Bay State Life Insurance Company (September 1999-August
                                   2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 67 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                   MESSRS. VANDEHEY, WELSH, WIXTED, ZIMMER, AND MS. HUI, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                   80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

ARTHUR ZIMMER,                     Senior Vice President of the Manager (since June 1997) and of HarbourView Asset
Vice President (since 1999)        Management Corporation (since April 1999); an officer of 1 portfolio in the
Age: 59                            OppenheimerFunds complex. Formerly Vice President of the Manager (October 1990-June
                                   1997); Vice President of Centennial Asset Management Corporation (June 1997-
                                   November 2001).

MARGARET HUI,                      Assistant Vice President of the Manager (since October 1999); an officer of 1
Assistant Vice President           portfolio in the OppenheimerFunds complex; before joining the Manager, she was Vice
(since 1999)                       President - Syndications of Sanwa Bank California (January 1998 - September
Age: 45                            1999), prior to which she was a Vice President of Banque Nationale de Paris (May 1990
                                   - January 1998).

JOSEPH WELSH,                      Vice President (since December 2000) of the Manager; a high yield bond analyst for
Assistant Vice President           the Manager (since January 1995); an officer of 1 portfolio in the OppenheimerFunds
(since 1999)                       complex; formerly, Assistant Vice President of the Manager (December 1996-November
Age: 40                            2000).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer (since 1999)             the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                   Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services


                   59 | OPPENHEIMER SENIOR FLOATING RATE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds
Continued                          complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 56                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                   Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments,Inc.and OFI Trust
                                   Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                   (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                   Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                   Limited (since December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General Counsel (May
                                   1981-October 2001) of the Manager; Assistant Secretary of the following: Shareholder
                                   Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November
                                   2001). An officer of 87 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                 Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer           Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                       Director of Internal Audit of the Manager (1997-February 2004). An officer of
Age: 54                            87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   60 | OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2005 and $21,000 in fiscal 2004.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such fees pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.  The Fund invests inclusively in non-voting securities


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

                                                        Total Number of Shares
                                                        Purchased as Part of     Maximum Number of Shares that
                    Total Number of    Average Price    Publicly Announced       May Yet Be Purchased Under the
Period              Shares Purchased   Paid per Share   Plans or Programs        Plans or Programs
---------------------------------------------------------------------------------------------------------------
February 1, 2005              --             --                   --                           --
through February
28, 2005
---------------------------------------------------------------------------------------------------------------
March 1, 2005                 --             --                   --                           --
through March 31,
2005
---------------------------------------------------------------------------------------------------------------
April 1, 2005       Class A -          Class A - $9.55  Class A - 6,096,911.453                 0
through April 30,   6,096,911.453      Class B - $9.55  Class B - 1,346,355.768
2005(1)             Class B -          Class C - $9.56  Class C - 5,184,514.998
                    1,346,355.768
                    Class C -
                    5,184,514.998
---------------------------------------------------------------------------------------------------------------
May 1, 2005                   --             --                   --                           --
through May 31,
2005
---------------------------------------------------------------------------------------------------------------
June 1, 2005                  --             --                   --                           --
through June 30,
2005
---------------------------------------------------------------------------------------------------------------
July 1, 2005        Class A -          Class A - $9.54  Class A -                               0
through July 31,    11,731,887.040     Class B - $9.54  11,731,887.040
2005(2)             Class B -          Class C - $9.55  Class B - 2,022,626.450
                    2,022,626.450                       Class C -
                    Class C -                           11,354,647.870
                    11,354,647.870
---------------------------------------------------------------------------------------------------------------
Total               Class A -                --         Class A -                               0
                    17,828,798.493                      17,828,798.493
                    Class B -                           Class B - 3,368,982.218
                    3,368,982.218                       Class C -
                    Class C -                           16,539,162.868
                    16,539,162.868
---------------------------------------------------------------------------------------------------------------

Footnotes
1 -  Date repurchase offer was announced: April 1, 2005
     The share amount approved: up to twenty percent (20%) of the aggregate of the Fund's issued and outstanding Class A, Class B and Class C shares of beneficial interest - 55,276,077.634 The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on April 29, 2005

2 -  Date repurchase offer was announced: July 1, 2005
     The share amount approved: up to twenty percent (20%) of the aggregate of the Fund's issued and outstanding Class A, Class B and Class C shares of beneficial interest - 57,286,972.238 The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on July 29, 2005


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.


4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b) Not applicable.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:      /s/ John V. Murphy
         -------------------
         John V. Murphy
         Principal Executive Officer
Date:    September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         -------------------
         John V. Murphy
         Principal Executive Officer
Date:    September 13, 2005


By:      /s/ Brian W. Wixted
         --------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    September 13, 2005



(1) The obligations imposed by this Code on Covered Officers are separate from and in addition to any obligations that may be imposed on such persons as Covered Persons under the Code of Ethics adopted by the Oppenheimer Funds dated May 15, 2002, under Rule 17j-1 of the Investment Company Act of 1940, as amended and any other code of conduct applicable to Covered Officers in whatever capacity they serve. This Code does not incorporate by reference any provisions of the Rule 17j-1 Code of Ethics and accordingly, any violations or waivers granted under the Rule 17j-1 Code of Ethics will not be considered a violation or waiver under this Code. (2) An "implicit waiver" is the failure to take action within a reasonable period of time regarding a material departure from a provision of this Code that has been made known to the General Counsel, the Code Administrator, an executive officer of the Fund or OFI.